Performance Management	Sep. 30, 2025
BNY Mellon International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2022, Q4: 17.32 Worst Quarter 2020, Q1: (22.43)
Performance Table Narrative

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon International Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Indexreflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		31.22%	8.92%	8.18%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		31.02%	6.08%	6.24%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		37.01%	6.55%	6.07%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		39.30%	7.61%	7.14%
I | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
I | After Taxes on Distributions | Average Annual Return, Percent		32.48%	4.00%	5.20%
I | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
I | After Taxes on Distributions and Sales | Average Annual Return, Percent		25.45%	5.12%	5.35%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		39.36%	7.62%	7.16%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon International Equity Fund | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.32%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 3000® Index, a broad measure of relevant market performance, and the Russell 2000® Value Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q4: 34.97 Worst Quarter 2020, Q1: (34.69)
Performance Table Narrative

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

For the fund's Class A, C and Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares adjusted for Class A shares to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, C and Y shares; if such fees and expenses had been reflected, the performance shown for Class A and C shares for such periods would have been lower. Each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Small Cap Value Fund		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index* reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 3000® Index*
Russell 3000® Index* reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		12.59%	8.88%		9.27%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		1.93%	5.54%		7.89%
A | Performance Inception Date				Aug. 01, 2016
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		6.40%	5.89%		7.65%
C | Performance Inception Date				Aug. 01, 2016
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		8.42%	7.15%		8.85%
I | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
I | After Taxes on Distributions | Average Annual Return, Percent		1.30%	3.66%		5.83%
I | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
I | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.07%	5.30%		6.63%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		8.50%	7.19%		8.90%
Y | Performance Inception Date				Aug. 01, 2016

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Small Cap Value Fund | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 3000® Index, a broad measure of relevant market performance, and the Russell 2500TM Growth Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 45.31 Worst Quarter 2022, Q2: (26.92)
Performance Table Narrative

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

For the fund's Class Z shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Z shares; if such fees and expenses had been reflected, the performance shown for Class Z shares for such periods would have been lower. Each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Small/Mid Cap Growth Fund		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deductions for fees, expenses, or taxes | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index reflects no deductions for fees, expenses, or taxes | Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2500TM Growth Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 2500TM Growth Index
Russell 2500TM Growth Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		10.31%	2.98%		10.55%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		4.88%	(3.34%)		10.43%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		9.74%	(2.99%)		10.20%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		11.56%	(1.96%)		11.35%
I | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
I | After Taxes on Distributions | Average Annual Return, Percent		1.67%	(4.23%)		9.34%
I | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
I | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.62%	(1.63%)		9.11%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		11.60%	(1.87%)		11.45%
Z | Average Annual Return, Label [Optional Text]	returns before taxes
Z | Average Annual Return, Percent		11.44%	(2.04%)		11.28%
Z | Performance Inception Date				Jan. 19, 2018

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Small/Mid Cap Growth Fund | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	45.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022